John Hancock Disciplined Value Mid Cap Fund Investment Objectives and Goals - Class A C I R2 R4 R6 [Member] - John Hancock Disciplined Value Mid Cap Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Disciplined Value Mid Cap Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek long-term growth of capital with current income as a secondary objective.
Objective, Secondary [Text Block]	with current income as a secondary objective.